INVENTORY (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
INVENTORY
Inventory	$ 25,761	$ 25,761	$ 30,802	$ 178,003
Inventory, raw material	25,761	25,761	30,802	46,740
Inventory, finished goods	0	0	0	$ 131,263
Inventory wrote off	$ 5,041	$ 5,041	$ 111,000